SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 10   -    SELECTED STATEMENT OF OPERATIONS DATA

a.        Revenues:

1)
The Company's revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Product line “A”	$16,567	$20,990	$14,210
Product line “B”	4,361	4,030	4,270
	$20,928	$25,020	$18,480

2)	Following are data regarding geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

United States	$11,292	$14,411	$11,809
United Kingdom	904	763	1,221
Rest of Europe	5,793	6,402	2,537
Israel	1,417	2,256	1,768
Other	1,522	1,188	1,145
	$20,928	$25,020	$18,480

Property and equipment - by geographical location:

	December 31
	2015	2014
	U.S. dollars in
	thousands

Israel	$182	$193
Romania	407	421
United States	2	4
	$591	$618

b.        Research and development expenses:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Payroll and related expenses	$2,148	$3,614	$3,972
Rent and related expenses	321	367	378
Depreciation and amortization	72	114	133
Subcontracting	202	189	188
Other	200	255	359
	$2,943	$4,539	$5,030

c.        Selling and marketing expenses:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Payroll and related expenses	$949	$963	$1,459
Depreciation and amortization	4	3	8
Travel and conventions	123	79	108
Other	97	95	119
	$1,173	$1,140	$1,694

d.        General and administrative expenses:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Payroll and related expenses	$923	$1,298	$1,105
Depreciation and amortization	19	17	21
Insurances	55	65	60
Office expenses	68	99	102
Professional services	276	269	302
Allowance for doubtful accounts and bad debts	245	-	-
Other	180	186	136
	$1,766	$1,934	$1,726

e.	Financial income (expense) - net:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$54	$151	$97
Non-dollar currency gains - net	-	-	17
Income from marketable securities	102	148	33
Realized gain from sale of available-for-sale securities	-	38	-
Interest on available for sale securities	59	33	35
	215	370	182
Expenses:
Non-dollar currency losses - net	(315)	(663)	-
Bank commissions and charges	(14)	(13)	(19)
Realized loss on sale of available-for-sale securities		-	-
	(329)	(676)	(19)
	$(114)	$(306)	$163

f.	Earnings per ordinary share (“EPS”):

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,183	18,949	18,869
Add - incremental shares from assumed exercise of options	100	83	21

Weighted average number of shares used in computation of diluted EPS	19,283	19,032	18,890

In the years ended December 31, 2015, 2014 and 2013, options that their effect was anti-dilutive, were not taken into account in computing the diluted EPS.

The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 708,000 options, 636,000 options and 400,000 options, respectively for the years ended December 31, 2015, 2014 and 2013.